Nature of Operations and Basis of Presentation (Details) - Details 2 $ in Thousands	5 Months Ended
Jun. 30, 2024 USD ($)
Description of Organization and Business Operations and Liquidity [Line Items]
Opening accumulated deficit	$ 45,600
Research and development, percentage	45.00%
Opening cash balance	$ 960
Operating cash	3,600
Cash and accumulated deficit	66,400
Maximum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Opening cash balance	1,880
Minimum [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Opening cash balance	$ 920